Commitments and contingencies - (Details)					12 Months Ended
	Jan. 28, 2019 USD ($) ft²	Dec. 14, 2014	Nov. 14, 2014 ft²	Jun. 01, 2014 ft²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Commitments [Line Items]
Incurred rent expense					$ 168,000	$ 143,000
Minimum lease payments payable under non-cancellable operating lease					800,000
Purchase obligations					18,698,000
Voclosporin
Disclosure of Commitments [Line Items]
Licensee royalty fee		2.00%
Royalty fee		0.30%
Disposal of substantially all of product percent of consideration transferred		0.30%
2019
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease					208,000
Purchase obligations					12,568,000
2020
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease					241,000
Purchase obligations					6,051,000
2021
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease					246,000
Purchase obligations					71,000
2022
Disclosure of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease					105,000
Purchase obligations					8,000
Victoria, British Columbia
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²				5,540
Term of contract				5 years
Edmonton, Alberta
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²			1,247
Term of contract			2 years
Monthly payments					$ 1,400
Entering into significant commitments or contingent liabilities | Victoria, British Columbia
Disclosure of Commitments [Line Items]
Area of real estate property (in sqft) | ft²	9,406
Term of contract	3 years
Notice period for cancellation	12 months
Bottom of range | Entering into significant commitments or contingent liabilities | Victoria, British Columbia
Disclosure of Commitments [Line Items]
Monthly payments	$ 11,000
Top of range | Entering into significant commitments or contingent liabilities | Victoria, British Columbia
Disclosure of Commitments [Line Items]
Monthly payments	$ 21,000